Earnings Per Common Share (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net Earnings to Common Shareholders
Basic EPS	$ 1,655	$ 1,100
Potential dilutive effect of stock options	0	0
Diluted EPS	$ 1,655	$ 1,100
Weighted Average Shares
Basic EPS (shares)	436.8	424.7
Potential dilutive effect of stock options (shares)	0.7	0.5
Diluted EPS (shares)	437.5	425.2
EPS
Basic (CAD per share)	$ 3.79	$ 2.59
Diluted (CAD per share)	$ 3.78	$ 2.59